UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                  FORM N-CSRS
                                    ________

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22431

                             RIVERPARK FUNDS TRUST
               (Exact name of registrant as specified in charter)
                                    ________


                        156 West 56th Street, 17th Floor
                               New York, NY 10019
              (Address of principal executive offices) (Zip code)

                                  Morty Schaja
                        156 West 56th Street, 17th Floor
                               New York, NY 10019
                    (Name and address of agent for service)

                                With copies to:
                                Thomas R. Westle
                                 Blank Rome LLP
                              405 Lexington Avenue
                               New York, NY 10174

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 212-484-2100

                  DATE OF FISCAL YEAR END: SEPTEMBER 30, 2011

                    DATE OF REPORTING PERIOD: MARCH 31, 2011

ITEM 1.    REPORTS TO STOCKHOLDERS.



                                [RIVERPARK LOGO]


                                                              Semi-Annual Report

                                                      March 31, 2011 (Unaudited)








                          RiverPark Large Growth Fund
                  Retail Class and Institutional Class Shares

                            RiverPark/Wedgewood Fund
                  Retail Class and Institutional Class Shares

                        RiverPark Small Cap Growth Fund
                  Retail Class and Institutional Class Shares

                      RiverPark Short Term High Yield Fund
                  Retail Class and Institutional Class Shares

                       RiverPark/Gravity Long-Biased Fund
                  Retail Class and Institutional Class Shares










Investment Adviser: RiverPark Advisors, LLC

                               Table of Contents

--------------------------------------------------------------------------------

Management's Discussion of Fund Performance and Analysis
     RiverPark Large Growth Fund ...........................................1
     RiverPark/Wedgewood Fund ..............................................2
     RiverPark Small Cap Growth Fund .......................................3
     RiverPark Short Term High Yield Fund ..................................4
     RiverPark/Gravity Long-Biased Fund ....................................5
Schedules of Investments
     RiverPark Large Growth Fund ...........................................6
     RiverPark/Wedgewood Fund ..............................................7
     RiverPark Small Cap Growth Fund .......................................8
     RiverPark Short Term High Yield Fund ..................................9
     RiverPark/Gravity Long-Biased Fund ...................................11
Statements of Assets and Liabilities ......................................13
Statements of Operations ..................................................14
Statements of Changes in Net Assets .......................................15
Financial Highlights ......................................................16
Notes to Financial Statements .............................................18
Disclosure of Fund Expenses ...............................................26
Approval of the Investment Advisory and Investment Sub-Advisory
 Agreements ...............................................................28












The RiverPark Funds file their complete schedules of fund holdings with the Security and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities will be available (i) without charge, upon request, by calling 888-564-4517; and (ii) on the Commission's website at http://www.sec.gov.

[RIVERPARK LOGO]
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            Management's Discussion of Fund Performance and Analysis

                          RiverPark Large Growth Fund

From its October 1, 2010 inception through the six months ended March 31, 2011, the RiverPark Large Growth Fund (the "Fund") performed well on an absolute basis gaining 13.41% and 13.25% on its Institutional and Retail Share Classes, respectively. The Fund's performance lagged the performance of the Russell 1000 Growth Index and S&P 500 Index which gained 18.57% and 17.31%, respectively. The Fund's top five performers were the financials master limited partnership KKR & Co., LP, the financials master limited partnership The Blackstone Group LP, the consumer discretionary company priceline.com, the information technology company eBay, and the information technology company Apple. The Fund's bottom five performers were the information technology company F5 Networks, the information technology company Akamai Technologies, the consumer discretionary company Discovery Communications, the information technology company Salesforce.com, and the consumer discretionary company J. Crew Group.




















The Russell 1000 Growth Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 Index is an unmanaged market capitalization value weighted composite index of 500 stocks.


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                                       1

[RIVERPARK LOGO]
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            Management's Discussion of Fund Performance and Analysis

                            RiverPark/Wedgewood Fund

From its October 1, 2010 inception through the six months ended March 31, 2011, the RiverPark/Wedgewood Fund (the "Fund") performed well on an absolute basis gaining 14.38% and 14.23% on its Institutional and Retail Share Classes, respectively. The Fund's performance lagged the performance of the Russell 1000 Growth Index and S&P 500 Index which gained 18.57% and 17.31%, respectively. The Fund's top five performers were the information technology company Apple, the healthcare company Gilead Sciences, the information technology company EMC, the healthcare company Perrigo, and the industrials company Jacobs Engineering Group. The Fund's bottom five performers were the materials company Ecolab, the consumer staples company PepsiCo, the healthcare company Teva Pharmaceutical Industries ADR, the information technology company Paychex, and the financials company Visa.






















The Russell 1000 Growth Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 Index is an unmanaged market capitalization value weighted composite index of 500 stocks.

--------------------------------------------------------------------------------

[RIVERPARK LOGO]
--------------------------------------------------------------------------------

            Management's Discussion of Fund Performance and Analysis

                        RiverPark Small Cap Growth Fund

From its October 1, 2010 inception through the six months ended March 31, 2011, the RiverPark Small Cap Growth Fund (the "Fund") performed well in an exceptionally strong market gaining 22.14% and 21.98% on its Institutional and Retail Share Classes, respectively. The Fund's performance lagged the performance of the Russell 2000 Growth Index and the Russell 2000 Index which gained 27.93% and 25.48%, respectively. The Fund's top five performers were the information technology company Travelzoo, the healthcare company Accretive Health, the energy company Sandridge Energy, the information technology company VeriFone Systems, and the information technology company Terremark Worldwide. The Fund's bottom five performers were the information technology company Entropic Communications, the industrials company EnerNoc, the consumer discretionary company hhgregg, the healthcare company Thoratec, and the consumer discretionary company Central European Media Enterprises Ltd.





















The Russell 2000 Index is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

--------------------------------------------------------------------------------

[RIVERPARK LOGO]
--------------------------------------------------------------------------------

            Management's Discussion of Fund Performance and Analysis

                      RiverPark Short Term High Yield Fund

Performance for the RiverPark Short Term High Yield Fund (the "Fund") in the six months ended March 31, 2011 was as expected. For the six months ended March 31, 2011, the Institutional and Retail Share Classes gained 2.18% (4.41% at annual rates) and 1.98% (4.00% at annual rates), respectively. This compares to a six-month return of 0.95% for the BofA Merrill Lynch 1-3 Yr U.S. Corporate Bond Index, which is the Fund's benchmark. For the first three months ended December 31, 2010, the Institutional and Retail Share Classes gained 0.85% (3.43% at annual rates) and 0.71% (2.87% at annual rates), respectively. The Fund was negatively impacted in the initial months of operation as the entire portfolio had to be purchased and thus the Fund experienced higher than normal transaction related costs. For the three months ended March 31, 2011, the Institutional and Retail Share Classes gained 1.32% (5.40% at annual rates) and 1.26% (5.15% at annual rates), respectively.

As of March 31, 2011, the weighted average Effective Maturity of the invested portfolio was less than 7 months. Approximately 50% of the invested portfolio is expected to mature or be repaid within 90 days, while a total of nearly 80% of the invested portfolio is expected to mature or be repaid during 2011.
















The BofA Merrill Lynch 1-3 Yr U.S. Corporate Bond Index is an unmanaged index comprised of U.S. dollar denominated investment grade corporate debt securities publicly issued in the U.S. domestic market with at least one year remaining term to final maturity.

--------------------------------------------------------------------------------

[RIVERPARK LOGO]
--------------------------------------------------------------------------------

            Management's Discussion of Fund Performance and Analysis

                       RiverPark/Gravity Long-Biased Fund

From its October 1, 2010 inception through the six months ended March 31, 2011, the RiverPark/Gravity Long-Biased Fund (the "Fund") gained 4.27% and 4.05% on its Institutional and Retail Share Classes, respectively. The Fund's performance lagged the performance of the S&P 500 Index which gained 17.31% as it maintained a very conservative average net exposure of only 35.7% . The Fund's top five performers were the industrials company Iron Mountain, the energy master limited partnership Williams Partners LP, the energy company Exxon Mobil, the energy company Ultra Petroleum, and the information technology company Yahoo!. The Fund's bottom five performers were short positions in the industrials company General Electric and the exchange-traded funds SPDR S&P Oil & Gas Exploration & Production ETF, ProShares UltraShort MSCI Europe, ProShares Ultra-Short Basic Materials, and SPDR S&P 500 ETF Trust.


















The S&P 500 Index is an unmanaged market capitalization value weighted composite index of 500 stocks.

--------------------------------------------------------------------------------

                                                     RiverPark Large Growth Fund
[RIVERPARK FUNDS LOGO]                                March 31, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

SECTOR WEIGHTING+

                                   [BAR CHART]

Financials                                                                 25.2%
Information Technology                                                     22.9%
Consumer Discretionary                                                     19.1%
Health Care                                                                 8.8%
Industrials                                                                 6.1%
Time Deposit                                                                5.6%
Telecommunication Services                                                  5.0%
Energy                                                                      4.2%
Materials                                                                   3.1%

+     Percentages are based on total investments.

--------------------------------------------------------------------------------
DESCRIPTION                                                SHARES   VALUE (000)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 96.0%**
   Consumer Discretionary - 19.4%
      Amazon.com*                                             181   $        33
      Carnival                                              1,388            53
      Discovery Communications, Cl C*                       1,040            37
      Dollar Tree*                                          1,620            90
      Las Vegas Sands*                                        658            28
      McDonald's                                              339            26
      priceline.com*                                           58            29
      Walt Disney                                             976            42
      Yum! Brands                                             526            27
                                                                    -----------
                                                                            365
                                                                    -----------
   Energy - 4.3%
      Devon Energy                                            301            27
      Southwestern Energy*                                    738            32
      Ultra Petroleum*                                        423            21
                                                                    -----------
                                                                             80
                                                                    -----------
   Financials - 25.6%
      American Express                                      1,299            59
      Apollo Global Management LLC, Cl A*                   1,265            23
      The Blackstone Group LP (a)                           3,039            54
      Charles Schwab                                        1,594            29
      CME Group, Cl A                                         199            60
      Goldman Sachs Group                                     287            45
      IntercontinentalExchange*                               229            28
      KKR and Co., LP (a)                                   2,990            49
      T Rowe Price Group                                      895            59
      TD Ameritrade Holding                                 2,095            44
      Visa, Cl A                                              418            31
                                                                    -----------
                                                                            481
                                                                    -----------
   Health Care - 8.9%
      Edwards Lifesciences*                                   260            23
      Express Scripts*                                        730            40
      Intuitive Surgical*                                     141            47
      Laboratory Corp. of America
         Holdings*                                            269            25
      Perrigo                                                 410            33
                                                                    -----------
                                                                            168
                                                                    -----------

--------------------------------------------------------------------------------
DESCRIPTION                              SHARES/FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Industrials - 6.2%
      CH Robinson Worldwide                                   230   $        17
      Expeditors International of
         Washington                                           383            19
      Goodrich                                                230            19
      Precision Castparts                                     155            23
      Stericycle*                                             191            17
      United Parcel Service, Cl B                             276            21
                                                                    -----------
                                                                            116
                                                                    -----------
   Information Technology - 23.3%
      Apple*                                                  175            61
      Cognizant Technology Solutions,
         Cl A*                                                371            30
      eBay*                                                 1,339            41
      EMC*                                                  1,169            31
      Equinix*                                              1,023            93
      Google, Cl A*                                            88            52
      Mastercard, Cl A                                        110            28
      QUALCOMM                                              1,049            58
      Salesforce.com*                                         147            20
      Trimble Navigation*                                     462            23
                                                                    -----------
                                                                            437
                                                                    -----------
   Materials - 3.2%
      Monsanto                                                590            43
      Praxair                                                 173            17
                                                                    -----------
                                                                             60
                                                                    -----------
   Telecommunication Services - 5.1%
      American Tower, Cl A*                                   606            31
      Crown Castle International*                             824            35
      SBA Communications, Cl A*                               753            30
                                                                    -----------
                                                                             96
                                                                    -----------
   Total Common Stock
      (Cost $1,625) (000)                                                 1,803
                                                                    -----------
TIME DEPOSIT -- 5.7%
      Brown Brothers, 0.031% (b)
      (Cost $107) (000)                               $       107           107
                                                                    -----------
   Total Investments -- 101.7%
      (Cost $1,732) (000)                                           $     1,910
                                                                    ===========

As of March 31, 2011, all of the Fund's investments were considered Level 1 except for the Time Deposit which is Level 2. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $1,879 (000).

(a) Security considered Master Limited Partnership. At March 31, 2011, these securities amounted to $103 (000) or 5.5% of Net Assets.

(b)   Rate shown is simple yield as of March 31, 2011.

*     Non-income producing security.

** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl -- Class

LLC -- Limited Liability Company

LP -- Limited Partnership

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                        6

                                                        RiverPark/Wedgewood Fund
[RIVERPARK FUNDS LOGO]                                March 31, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

SECTOR WEIGHTING+

                                   [BAR CHART]

Health Care                                                                30.6%
Information Technology                                                     29.5%
Financials                                                                 26.9%
Industrials                                                                 6.8%
Time Deposit                                                                3.3%
Consumer Discretionary                                                      2.9%

+     Percentages are based on total investments.

--------------------------------------------------------------------------------
DESCRIPTION                              SHARES/FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 94.2%**
   Consumer Discretionary - 2.8%
      Amazon.com*                                             702   $       126
                                                                    -----------
   Financials - 26.2%
      American Express                                      4,518           204
      Berkshire Hathaway, Cl B*                             3,289           275
      Goldman Sachs Group                                   1,235           196
      US Bancorp                                            6,899           182
      Visa, Cl A                                            4,393           324
                                                                    -----------
                                                                          1,181
                                                                    -----------
   Health Care - 29.8%
      Express Scripts*                                      6,026           335
      Gilead Sciences*                                      6,500           276
      Intuitive Surgical*                                     465           155
      Perrigo                                               2,780           221
      Teva Pharmaceutical Industries ADR                    2,930           147
      Varian Medical Systems*                               3,090           209
                                                                    -----------
                                                                          1,343
                                                                    -----------
   Industrials - 6.6%
      Jacobs Engineering Group*                             3,520           181
      Stericycle*                                           1,305           116
                                                                    -----------
                                                                            297
                                                                    -----------
   Information Technology - 28.8%
      Apple*                                                1,074           374
      Cognizant Technology Solutions, Cl A*                 1,543           125
      EMC*                                                  7,940           211
      Google, Cl A*                                           507           297
      Linear Technology                                     2,516            85
      QUALCOMM                                              3,732           205
                                                                    -----------
                                                                          1,297
                                                                    -----------
   Total Common Stock
      (Cost $3,792) (000)                                                 4,244
                                                                    -----------

TIME DEPOSIT -- 3.2%
      Brown Brothers, 0.031% (a)
      (Cost $145) (000)                               $       145           145
                                                                    -----------
   Total Investments -- 97.4%
      (Cost $3,937) (000)                                           $     4,389
                                                                    ===========

As of March 31, 2011, all of the Fund's investments were considered Level 1 except for the Time Deposit which is Level 2. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

      Percentages are based on Net Assets of $4,504 (000).

(a)   Rate shown is simple yield as of March 31, 2011.

*     Non-income producing security.

** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR -- American Depositary Receipt

Cl -- Class

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                        7

                                                 RiverPark Small Cap Growth Fund
[RIVERPARK FUNDS LOGO]                                March 31, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

SECTOR WEIGHTING+

                                   [BAR CHART]

Information Technology                                                     25.4%
Consumer Discretionary                                                     17.4%
Financials                                                                 13.3%
Industrials                                                                10.7%
Health Care                                                                 8.2%
Time Deposit                                                                6.9%
Energy                                                                      5.9%
Telecommunication Services                                                  5.3%
Consumer Staples                                                            4.4%
Materials                                                                   2.5%

+     Percentages are based on total investments.

--------------------------------------------------------------------------------
DESCRIPTION                                                SHARES   VALUE (000)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 93.8%**
   Consumer Discretionary - 17.6%
      Collective Brands*                                    2,119   $        46
      Dollarama*                                            2,672            82
      HSN*                                                  2,039            65
      Morton's Restaurant Group*                            5,122            37
      National CineMedia                                    3,310            62
      Rentrak*                                              3,339            90
      Scientific Games, Cl A*                               4,246            37
      Steiner Leisure*                                        652            30
      Under Armour, Cl A*                                     707            48
      Vail Resorts*                                           881            43
                                                                    -----------
                                                                            540
                                                                    -----------
   Consumer Staples - 4.4%
      Darling International*                                4,569            70
      Diamond Foods                                         1,159            65
                                                                    -----------
                                                                            135
                                                                    -----------
   Energy - 5.9%
      CARBO Ceramics                                          487            68
      Clean Energy Fuels*                                   3,086            51
      SandRidge Energy*                                     4,940            63
                                                                    -----------
                                                                            182
                                                                    -----------
   Financials - 13.4%
      CapLease                                              7,550            41
      CBOE Holdings                                         1,774            51
      Coresite Realty                                       2,678            43
      E*Trade Financial*                                    2,447            38
      Greenhill                                               915            60
      JMP Group                                             3,675            32
      Stifel Financial*                                       694            50
      Tree.com*                                             5,184            30
      Walker & Dunlop*                                      5,484            67
                                                                    -----------
                                                                            412
                                                                    -----------
   Health Care - 8.3%
      Accretive Health*                                     1,976            55
      AMERIGROUP*                                             536            34
      athenahealth*                                           633            29
      BioMarin Pharmaceutical*                              1,865            47
      Immucor*                                              1,791            35
      Volcano*                                              2,099            54
                                                                    -----------
                                                                            254
                                                                    -----------

--------------------------------------------------------------------------------
DESCRIPTION                              SHARES/FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Industrials - 10.8%
      Clean Harbors*                                          634   $        63
      CoStar Group*                                           630            39
      ESCO Technologies                                       972            37
      Genesee & Wyoming, Cl A                               1,413            82
      Hubbell, Cl B                                           907            64
      Polypore International*                                 808            47
                                                                    -----------
                                                                            332
                                                                    -----------
   Information Technology - 25.6%
      Alliance Data Systems*                                  652            56
      Entropic Communications*                              4,656            39
      Equinix                                                 849            77
      IntraLinks Holdings*                                  1,931            52
      Lionbridge Technologies*                             16,113            55
      LivePerson*                                           5,127            65
      LogMeIn*                                                760            32
      Move*                                                12,930            31
      Sapient*                                              8,488            97
      SuccessFactors*                                         545            21
      TechTarget*                                           6,166            55
      TiVo*                                                 8,782            77
      Travelzoo*                                              914            61
      VeriFone Systems*                                     1,212            67
                                                                    -----------
                                                                            785
                                                                    -----------
   Materials - 2.5%
      Solutia*                                              3,057            78
                                                                    -----------
   Telecommunication Services - 5.3%
      SBA Communications, Cl A*                             2,025            80
      Vonage Holdings*                                     18,304            84
                                                                    -----------
                                                                            164
                                                                    -----------
   Total Common Stock
      (Cost $2,483) (000)                                                 2,882
                                                                    -----------

TIME DEPOSIT -- 7.0%
      Brown Brothers, 0.031% (a)
      (Cost $214) (000)                               $       214           214
                                                                    -----------

   Total Investments -- 100.8%
      (Cost $2,697) (000)                                           $     3,096
                                                                    ===========

      As of March 31, 2011, all of the Fund's investments were considered Level 1 except for the Time Deposit which is Level 2. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $3,071 (000).

(a)   Rate shown is simple yield as of March 31, 2011.

*     Non-income producing security.

** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl  --   Class

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                        8

                                            RiverPark Short Term High Yield Fund
[RIVERPARK FUNDS LOGO]                                March 31, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

SECTOR WEIGHTING+

                                   [BAR CHART]

Corporate Obligations                                                      70.5%
Time Deposit                                                               14.4%
Bank Loan Obligations                                                       9.8%
Convertible Bonds                                                           5.3%

+     Percentages are based on total investments.

--------------------------------------------------------------------------------
                                                      FACE AMOUNT
DESCRIPTION                                                 (000)   VALUE (000)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS -- 77.2%
   Consumer Discretionary - 14.9%
      Brown Shoe
         8.750%, 05/01/12                             $       240   $       241
      Collective Brands
         8.250%, 08/01/13                                     216           220
      El Pollo Loco
         11.750%, 12/01/12                                    600           623
      General Nutrition Centers PIK
         5.750%, 03/15/14 (a)                                 280           280
      Sirius XM Radio
         3.250%, 10/15/11                                     600           603
      Vail Resorts
         6.750%, 02/15/14                                     400           405
                                                                    -----------
                                                                          2,372
                                                                    -----------
   Energy - 14.2%
      Atlas Pipeline Partners LP
         8.125%, 12/15/15                                     650           676
      Chesapeake Energy
         7.625%, 07/15/13                                     500           560
      Massey Energy
         6.875%, 12/15/13                                     500           510
      United Refining
         10.500%, 08/15/12                                    515           515
                                                                    -----------
                                                                          2,261
                                                                    -----------
   Financials - 11.5%
      Ally Financial
         2.007%, 07/15/11 (a)                                  50            50
         1.832%, 05/15/11 (a)                                 157           157
      CIT Group
         7.000%, 05/01/13                                     420           428
      FelCor Lodging LP
         9.000%, 06/01/11                                     200           201
      Leucadia National
         7.000%, 08/15/13                                     275           294
      Washington Mutual
         0.000%, 08/24/09 (e)                                 700           700
                                                                    -----------
                                                                          1,830
                                                                    -----------

--------------------------------------------------------------------------------
                                                      FACE AMOUNT
DESCRIPTION                                                 (000)   VALUE (000)
--------------------------------------------------------------------------------
   Health Care - 3.8%
      Rotech Healthcare
         9.500%, 04/01/12                             $       600   $       600
                                                                    -----------
   Industrials - 24.3%
      AmeriQual Group and
         AmeriQual Finance
            9.500%, 04/01/12 (b)                              150           151
      Continental Airlines
         8.750%, 12/01/11                                     200           206
      Continental Airlines Pass-Through Trust
         6.940%, 10/15/13                                     221           230
      Delta Air Lines Pass-Through Trust
         7.711%, 09/18/11                                     200           203
      Greenbrier
         8.375%, 05/15/15                                     606           626
      NXP Funding
         7.875%, 10/15/14                                     650           675
      Park-Ohio Industries
         8.375%, 11/15/14                                     200           206
      Pregis
         12.375%, 10/15/13                                    170           168
      Quintiles Transnational PIK
         9.500%, 12/30/14 (b)                                 500           511
      Satelites Mexicanos
         12.000%, 11/30/11 (a)                                100           100
      Sensus USA
         8.625%, 12/15/13                                     500           508
      SGS International
         12.000%, 12/15/13                                    275           283
                                                                    -----------
                                                                          3,867
                                                                    -----------
   Information Technology - 1.3%
      Unisys
         8.000%, 10/15/12                                     195           205
                                                                    -----------
   Materials - 3.3%
      Freeport-McMoRan Copper & Gold
         8.250%, 04/01/15                                     500           521
                                                                    -----------
   Utilities - 3.9%
      GenOn Americas Generation
         8.300%, 05/01/11                                     620           622
                                                                    -----------
      Total Corporate Obligations
         (Cost $12,292) (000)                                            12,278
                                                                    -----------
BANK LOAN OBLIGATIONS -- 10.8%

   Keystone Automotive Operations
      0.000%, 01/12/12 (d)                                    600           594
   Point Blank Funding
      14.500%, 06/15/11 (c)                                   300           295
   Smurfit-Stone Container
      0.000%, 06/30/16 (d)                                    600           601
   Terrestar Bank PIK
      14.000%, 02/05/13 (c)                                   225           232
                                                                    -----------
   Total Bank Loan Obligations
      (Cost $1,729) (000)                                                 1,722
                                                                    -----------

--------------------------------------------------------------------------------
                                        9

                                            RiverPark Short Term High Yield Fund
[RIVERPARK FUNDS LOGO]                                March 31, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                      Face Amount
DESCRIPTION                                                 (000)   VALUE (000)
--------------------------------------------------------------------------------
CONVERTIBLE BONDS -- 6.5%
   General Growth Properties
      3.980%, 04/15/27 (b) (c)                        $       675   $         1
   Icahn Enterprises LP
      4.000%, 08/15/13 (a) (b)                                250           255
      4.000%, 08/15/13 (a)                                    100           102
   NovaMed
      1.000%, 06/15/12 (b)                                    400           397
   NRFC NNN Holdings
      11.500%, 06/15/13 (b)                                   250           267
                                                                    -----------
   Total Convertible Bonds
      (Cost $999) (000)                                                   1,022
                                                                    -----------
TIME DEPOSIT -- 15.9%
      Brown Brothers, 0.031% (f)
      (Cost $2,531) (000)                                   2,531         2,531
                                                                    -----------

   Total Investments -- 110.4%
      (Cost $17,551) (000)                                          $    17,553
                                                                    ===========

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's investments carried at value:

INVESTMENTS IN
  SECURITIES                              LEVEL 1   LEVEL 2   LEVEL 3     TOTAL
--------------------------------------------------------------------------------
Corporate Obligations
   Consumer
      Discretionary                       $    --   $ 2,372   $    --   $ 2,372
   Energy                                      --     2,261        --     2,261
   Financials                                  --     1,830        --     1,830
   Health Care                                 --       600        --       600
   Industrials                                 --     3,867        --     3,867
   Information Technology                      --       205        --       205
   Materials                                   --       521        --       521
   Utilities                                   --       622        --       622
                                          -------------------------------------
                                               --    12,278        --    12,278
   Bank Loan Obligations                       --     1,195       527     1,722
   Convertible Bonds                           --     1,021         1     1,022
   Time Deposit                                --     2,531        --     2,531
                                          -------------------------------------
Total Investments in
   Securities                             $    --   $17,025   $   528   $17,553
                                          =====================================

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                   INVESTMENTS
                                                                  IN BANK LOAN
                                                                   OBLIGATONS
                                                                      (000)
                                                                 --------------
Beginning balance as of October 1, 2010                          $           --
   Accrued discounts/premiums                                                --
   Realized gain (loss)                                                      --
   Change in unrealized
      appreciation (depreciation)                                            --
   Purchases                                                                527
   Sales                                                                     --
   Transfer into Level 3                                                     --
   Transfer out of Level 3                                                   --
                                                                 --------------
Ending balance as of March 31, 2011                              $          527
                                                                 ==============

                                                                 INVESTMENTS IN
                                                                   CONVERTIBLE
                                                                   BONDS (000)
                                                                 --------------
Beginning balance as of October 1, 2010                          $           --
   Accrued discounts/premiums                                                --
   Realized gain (loss)                                                      --
   Change in unrealized
      appreciation (depreciation)                                            --
   Purchases                                                                  1
   Sales                                                                     --
   Transfer into Level 3                                                     --
   Transfer out of Level 3                                                   --
                                                                 --------------
Ending balance as of March 31, 2011                              $            1
                                                                 ==============

Percentages are based on Net Assets of $15,900 (000).

(a) Variable rate security - Rate disclosed is the rate in effect on March 31, 2011.

(b) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(c) Security fair valued using methods determined in good faith by the Fund's Fair Value Pricing Committee. As of March 31, 2011, the total market value of these securities was $528 (000) and represented 3.3% of Net Assets.

(d)   Unsettled bank loan

(e)   Security in default on interest payments and principal.

(f)   Rate shown is simple yield as of March 31, 2011.

LP -- Limited Partnership

PIK -- Payment-in-Kind

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                       10

                                             RiverPark/Gravity Long-Biased Fund
[RIVERPARK FUNDS LOGO]                                March 31, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

SECTOR WEIGHTING+

                                  [BAR CHART]

Time Deposit                                                              52.4%
Energy                                                                    16.3%
Information Technology                                                    10.5%
Consumer Staples                                                          7.0%
Industrial                                                                4.6%
Consumer Discretionary                                                    2.7%
Materials                                                                 2.6%
Exchange-Traded Funds                                                     2.5%
Financials                                                                1.4%

+ Percentages are based on total investments. Excludes securities sold short.

--------------------------------------------------------------------------------
DESCRIPTION                                                SHARES   VALUE (000)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 44.4%
   Consumer Discretionary - 2.6%
      Gildan Activewear                                       835   $        27
      Hyatt Hotels, Cl A*                                   1,310            57
      Washington Post, Cl B                                    90            40
      Wolters Kluwer* (a) (d)                                 400             9
      Wolters Kluwer* (d)                                     650            15
                                                                    -----------
                                                                            148
                                                                    -----------
   Consumer Staples - 6.9%
      Coca-Cola                                             1,250            83
      Lorillard                                               803            76
      Molson Coors Brewing, Cl B                            1,143            53
      Wal-Mart Stores                                       3,432           179
                                                                    -----------
                                                                            391
                                                                    -----------
   Energy - 16.0%
      BP ADR                                                1,593            70
      Exxon Mobil                                           1,205           101
      Penn Virginia Resource Partners LP (b)                7,134           198
      Ultra Petroleum*                                      5,880           290
      Williams                                              2,903            91
      Williams Partners LP (b)                              3,115           161
                                                                    -----------
                                                                            911
                                                                    -----------
   Financials - 1.4%
      Berkshire Hathaway, Cl B*                               360            30
      Wells Fargo                                           1,500            48
                                                                    -----------
                                                                             78
                                                                    -----------
   Industrials - 4.6%
      Iron Mountain                                         6,605           206
      Republic Services, Cl A                               1,711            52
                                                                    -----------
                                                                            258
                                                                    -----------
   Information Technology - 10.3%
      Dell*                                                 6,499            94
      Microsoft                                             3,896            99
      Western Union                                         5,560           115
      Yahoo!*                                              16,622           277
                                                                    -----------
                                                                            585
                                                                    -----------

--------------------------------------------------------------------------------
DESCRIPTION                              SHARES/FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Materials - 2.6%
      Agnico-Eagle Mines                                      775   $        51
      Goldcorp                                                840            42
      Sealed Air                                            2,020            54
                                                                    -----------
                                                                            147
                                                                    -----------
   Total Common Stock
      (Cost $2,302) (000)                                                 2,518
                                                                    -----------
EXCHANGE-TRADED FUNDS -- 2.4%
      ProShares Short Russell2000                             385            11
      ProShares UltraShort MSCI Europe                      1,932            94
      ProShares UltraShort Real Estate                      2,055            32
                                                                    -----------
   Total Exchange-Traded Funds
      (Cost $164) (000)                                                     137
                                                                    -----------
TIME DEPOSIT -- 51.4%
      Brown Brothers, 0.031% (c)
      (Cost $2,921) (000)                             $     2,921         2,921
                                                                    -----------
   Total Investments -- 98.2%
      (Cost $5,387) (000)                                           $     5,576
                                                                    ===========
SCHEDULE OF SECURITIES SOLD SHORT
EXCHANGE-TRADED FUNDS -- 3.4%

   Financial Select Sector SPDR Fund                        5,065   $        83
   SPDR S&P 500 ETF Trust                                     800           106
                                                                    -----------
   Total Exchange-Traded Funds
      (Proceeds $173) (000)                                                 189
                                                                    -----------
COMMON STOCK -- 1.4%
   Industrials - 1.4%
      General Electric
      (Proceeds $69) (000)                                  4,030            81
                                                                    -----------
   Total Securities Sold Short -- 4.8%
      (Proceeds $242) (000)                                         $       270
                                                                    ===========

--------------------------------------------------------------------------------
                                       11

                                             RiverPark/Gravity Long-Biased Fund
[RIVERPARK FUNDS LOGO]                                March 31, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's investments carried at value:

ASSETS:                                   LEVEL 1   LEVEL 2   LEVEL 3     TOTAL
--------------------------------------------------------------------------------
   Common Stock
      Consumer Discretionary              $   139   $     9   $    --   $   148
      Consumer Staples                        391        --        --       391
      Energy                                  911        --        --       911
      Financials                               78        --        --        78
      Industrials                             258        --        --       258
      Information Technology                  585        --        --       585
      Materials                               147        --        --       147
                                          -------------------------------------
                                            2,509         9        --     2,518
   Exchange-Traded Funds                      137        --        --       137
   Time Deposit                                --     2,921        --     2,921
                                          -------------------------------------
Total                                     $ 2,646   $ 2,930   $    --   $ 5,576
                                          =====================================

LIABILITIES:                              LEVEL 1   LEVEL 2   LEVEL 3     TOTAL
--------------------------------------------------------------------------------
   Exchange-Traded Funds                  $  (189)  $    --   $    --   $  (189)
   Common Stock                               (81)       --        --       (81)
                                          --------------------------------------
Total                                     $  (270)  $    --   $    --   $  (270)
                                          ======================================

Percentages are based on Net Assets of $5,680 (000).

*     Non-income producing security.

(a) Security fair valued using methods determined in good faith by the Fund's Fair Value Pricing Committee. As of March 31, 2011, the total market value of these securities was $9 (000) and represented less than 1% of Net Assets.

(b) Security considered Master Limited Partnership. At March 31, 2011, these securities amounted to $359 (000) or 6.3% of Net Assets.

(c)   Rate shown is simple yield as of March 31, 2011.

(d) Securities incorporated in the same country but trading in different markets.

Cl -- Class

ETF -- Exchange-Traded Fund

LP -- Limited Partnership

MSCI -- Morgan Stanley Capital International

S&P -- Standard & Poor's

SPDR -- Standard & Poor's Depositary Receipt

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                       12

STATEMENTS OF ASSETS AND LIABILITIES (000)
March 31, 2011 (UNAUDITED)                                [RIVERPARK FUNDS LOGO]
--------------------------------------------------------------------------------

                                                        RIVERPARK    RIVERPARK/    RIVERPARK       RIVERPARK      RIVERPARK/GRAVITY
                                                      LARGE GROWTH   WEDGEWOOD     SMALL CAP       SHORT TERM        LONG-BIASED
                                                          FUND          FUND      GROWTH FUND   HIGH YIELD FUND          FUND
                                                      ------------   ----------   -----------   ---------------   -----------------
ASSETS:
Investments in Securities, at Value (Note 2)          $      1,910   $    4,389   $     3,096   $        17,553   $           5,576
Deposits with Brokers for Securities Sold Short                 --           --            --                --                 382
Prepaid Offering Costs                                          20           20            20                19                  20
Other Prepaid Expenses                                          10            9             9                10                   9
Receivable Due from Investment Adviser (Note 3)                 15           14            15                13                  22
Receivable for Capital Shares Sold                               3          100             3               217                  --
Receivable for Investment Securities Sold                       --           --            17                --                  --
Receivable for Dividend and Interest Income                     --            1             1               298                   2
                                                      ------------   ----------   -----------   ---------------   -----------------
   Total Assets                                              1,958        4,533         3,161            18,110               6,011
                                                      ------------   ----------   -----------   ---------------   -----------------

LIABILITIES:
Securities Sold Short, at Value (Note 2)                        --           --            --                --                 270
Payable for Investment Securities Purchased                     52           --            63             2,095                  --
Payable Due to Administrator                                     3            3             3                 3                   3
Payable Due to Investment Adviser (Note 3)                       1            2             2                 9                   4
Payable Due to Shareholder Servicing (Note 3)                   --           --            --                 1                  --
Income Distribution Payable                                     --           --            --                72                  --
Payable for Capital Shares Redeemed                             --           --            --                --                  31
Other Accrued Expenses                                          23           24            22                30                  23
                                                      ------------   ----------   -----------   ---------------   -----------------
   Total Liabilities                                            79           29            90             2,210                 331
                                                      ------------   ----------   -----------   ---------------   -----------------
NET ASSETS                                            $      1,879   $    4,504   $     3,071   $        15,900   $           5,680
                                                      ============   ==========   ===========   ===============   =================

NET ASSETS CONSIST OF:
Paid-in Capital                                       $      1,686   $    4,040   $     2,579   $        15,946   $           5,550
Distributions in Excess of Net Investment Income                (9)         (15)          (12)               --                  (8)
Accumulated Net Realized Gain (Loss) on Investments,
   Securities Sold Short and Foreign Currency
   Transactions                                                 24           27           105               (48)                (23)
Net Unrealized Appreciation on Investments
   and Securities Sold Short                                   178          452           399                 2                 161
                                                      ------------   ----------   -----------   ---------------   -----------------
NET ASSETS                                            $      1,879   $    4,504   $     3,071   $        15,900   $           5,680
                                                      ============   ==========   ===========   ===============   =================
Investment in Securities, at Cost                     $      1,732   $    3,937   $     2,697   $        17,551   $           5,387
Securities Sold Short Proceeds                                  --           --            --                --                 242

Net Assets -- Institutional Class Shares(1)           $  1,693,917   $4,372,482   $ 2,688,577   $    14,328,181   $       5,225,928
                                                      ============   ==========   ===========   ===============   =================
Net Assets -- Retail Class Shares(1)                  $    184,964   $  131,699   $   382,467   $     1,571,503   $         453,997
                                                      ============   ==========   ===========   ===============   =================
INSTITUTIONAL CLASS SHARES:
Outstanding Shares of Beneficial Interest(1)
   (Unlimited Authorization -- No Par Value)               150,116      382,865       220,521         1,436,349             501,651
                                                      ============   ==========   ===========   ===============   =================
RETAIL CLASS SHARES:
Outstanding Shares of Beneficial Interest(1)
   (Unlimited Authorization -- No Par Value)                16,405       11,540        31,408           157,609              43,635
                                                      ============   ==========   ===========   ===============   =================
INSTITUTIONAL CLASS SHARES:
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Class Shares      $      11.28   $    11.42   $     12.19   $          9.98   $           10.42
                                                      ============   ==========   ===========   ===============   =================
RETAIL CLASS SHARES:
Net Asset Value, Offering and Redemption
   Price Per Share -- Retail Class Shares             $      11.27   $    11.41   $     12.18   $          9.97   $           10.40
                                                      ============   ==========   ===========   ===============   =================

(1)  Shares and Net Assets have not been rounded.

Amounts designated as "--" are either not applicable, $0, zero shares have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                       13

STATEMENTS OF OPERATIONS (000)
For the Six Month Period Ended
March 31, 2011 (UNAUDITED)                                [RIVERPARK FUNDS LOGO]
--------------------------------------------------------------------------------

                                                   RIVERPARK    RIVERPARK/    RIVERPARK       RIVERPARK      RIVERPARK/GRAVITY
                                                 LARGE GROWTH    WEDGEWOOD    SMALL CAP       SHORT TERM        LONG-BIASED
                                                     FUND          FUND      GROWTH FUND   HIGH YIELD FUND          FUND
                                                 ------------   ----------   -----------   ---------------   -----------------
INVESTMENT INCOME:
Dividends                                        $          9   $        9   $         5   $            40   $              17
Interest                                                   --           --            --               274                   1
                                                 ------------   ----------   -----------   ---------------   -----------------
   Total Investment Income                                  9            9             5               314                  18
                                                 ------------   ----------   -----------   ---------------   -----------------
EXPENSES:
Administrator fees (Note 3)                                13           14            13                17                  13
Investment Advisory Fees (Note 3)                           5           12            10                31                  15
Chief Compliance Officer Fees (Note 3)                      4            4             4                 5                   4
Trustees' Fees (Note 3)                                     4            4             4                 5                   4
Shareholder Service Fees(1) (Note 3)                       --           --            --                 1                  --
Offering costs                                             17           18            17                18                  18
Professional Fees                                          13           13            13                14                  13
Transfer Agent Fees                                        12           15            13                20                  14
Printing Fees                                               5            5             5                 6                   5
Registration Fees                                           2            2             2                 2                   2
Dividend Expense                                           --           --            --                --                   2
Custodian Fees                                              1            1             1                 1                   1
Insurance and Other Fees                                   10            8             8                11                   9
                                                 ------------   ----------   -----------   ---------------   -----------------
   Total Expenses                                          86           96            90               131                 100
                                                 ------------   ----------   -----------   ---------------   -----------------
Investment Advisory Fee Waiver (Note 3)                    (5)         (12)          (10)              (31)                (15)
Reimbursements of Other Operating Expenses                (72)         (66)          (67)              (51)                (61)
                                                 ------------   ----------   -----------   ---------------   -----------------
   Net Expenses                                             9           18            13                49                  24
                                                 ------------   ----------   -----------   ---------------   -----------------
Net Investment Income (Loss)                               --           (9)           (8)              265                  (6)
                                                 ------------   ----------   -----------   ---------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND SECURITIES SOLD SHORT:

Net Realized Gain (Loss) From:
   Investments                                             24           27           105               (48)                (10)
   Securities Sold Short                                   --           --            --                --                 (13)
Net Unrealized Appreciation (Depreciation) on:
   Investments                                            178          452           399                 2                 189
   Securities Sold Short                                   --           --            --                --                 (28)
                                                 ------------   ----------   -----------   ---------------   -----------------
Net Realized and Unrealized Gain (Loss)
   on Investments and Securities Sold Short               202          479           504               (46)                138
                                                 ------------   ----------   -----------   ---------------   -----------------
Net Increase in Net Assets
   Resulting from Operations                     $        202   $      470   $       496   $           219   $             132
                                                 ============   ==========   ===========   ===============   =================

(1)   Attributable to Retail Class Shares only.

Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                       14

STATEMENTS OF CHANGES IN NET ASSETS (000)
For the Six Month Period Ended
March 31, 2011 (UNAUDITED)                                [RIVERPARK FUNDS LOGO]
--------------------------------------------------------------------------------

                                                        RIVERPARK    RIVERPARK/    RIVERPARK       RIVERPARK      RIVERPARK/GRAVITY
                                                      LARGE GROWTH    WEDGEWOOD    SMALL CAP      SHORT TERM         LONG-BIASED
                                                          FUND          FUND      GROWTH FUND   HIGH YIELD FUND         FUND
                                                      ------------   ----------   -----------   ---------------   -----------------
OPERATIONS:
Net Investment Income (Loss)                          $         --   $       (9)  $        (8)  $           265   $              (6)
Net Realized Gain (Loss) from Investments and
   Securities Sold Short                                        24           27           105               (48)                (23)
Net Change in Unrealized Appreciation of Investments
   and Securities Sold Short                                   178          452           399                 2                 161
                                                      ------------   ----------   -----------   ---------------   -----------------
Net Increase in Net Assets Resulting from Operations           202          470           496               219                 132
                                                      ------------   ----------   -----------   ---------------   -----------------
Distributions to Shareholders From:
Net Investment Income:
   Institutional Class Shares                                   (8)          (6)           (4)             (240)                 (2)
   Retail Class Shares                                          (1)          --            --               (25)                 --
                                                      ------------   ----------   -----------   ---------------   -----------------
Total Distributions to Shareholders                             (9)          (6)           (4)             (265)                 (2)
                                                      ------------   ----------   -----------   ---------------   -----------------

CAPITAL SHARE TRANSACTIONS:
Institutional Class Shares
   Shares Issued                                             1,500        4,013         2,231            11,491               4,522
   Shares Issued in Connection with In-Kind
      Contribution (see Note 5)                                 --           --            --             2,726                 568
   Shares Issued as Reinvestment of Distributions                8            6             4               239                   2
   Shares Redeemed                                              --         (112)           --               (94)                 (1)
                                                      ------------   ----------   -----------   ---------------   -----------------
Net Increase in Net Assets
   from Institutional Class Share Transactions               1,508        3,907         2,235            14,362               5,091
                                                      ------------   ----------   -----------   ---------------   -----------------
Retail Class Shares
   Shares Issued                                               157          113           324             1,686                 547
   Shares Issued as Reinvestment of Distributions                1           --            --                20                  --
   Shares Redeemed                                              --           --            --              (142)               (108)
                                                      ------------   ----------   -----------   ---------------   -----------------
Net Increase in Net Assets
   from Retail Class Share Transactions                        158          113           324             1,564                 439
                                                      ------------   ----------   -----------   ---------------   -----------------
Net Increase in Net Assets from
   Capital Share Transactions                                1,666        4,020         2,559            15,926               5,530
                                                      ------------   ----------   -----------   ---------------   -----------------
Net Increase in Net Assets                                   1,859        4,484         3,051            15,880               5,660

NET ASSETS:
Beginning of Period                                             20           20            20                20                  20
                                                      ------------   ----------   -----------   ---------------   -----------------
End of Period                                         $      1,879   $    4,504   $     3,071   $        15,900   $           5,680
                                                      ============   ==========   ===========   ===============   =================
Distributions in Excess of Net Investment Income      $         (9)  $      (15)  $       (12)  $            --   $              (8)
                                                      ============   ==========   ===========   ===============   =================

SHARES ISSUED AND REDEEMED:
Institutional Class Shares
   Shares Issued                                               149          392           221             1,154                 445
   Shares Issued in Connection with In-Kind
      Contribution (see Note 5)                                 --           --            --               273                  57
   Shares Issued as Reinvestment of Distributions                1            1            --                18                  --
   Shares Redeemed                                              --          (10)           --                (9)                 --
                                                      ------------   ----------   -----------   ---------------   -----------------
Net Increase in Institutional Class Shares                     150          383           221             1,436                 502
                                                      ------------   ----------   -----------   ---------------   -----------------
Retail Class Shares
   Shares Issued                                                16           12            31               171                  54
   Shares Issued as Reinvestment of Distributions               --           --            --                 1                  --
   Shares Redeemed                                              --           --            --               (14)                (10)
                                                      ------------   ----------   -----------   ---------------   -----------------
Net Increase in Retail Class Shares                             16           12            31               158                  44
                                                      ------------   ----------   -----------   ---------------   -----------------
   Net Increase in Share Transactions                          166          395           252             1,594                 546
                                                      ============   ==========   ===========   ===============   =================

Amounts designated as "--" are either not applicable, $0, zero shares or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                       15

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout Each Period
For the Six Month Period Ended March 31, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  REALIZED AND
                                       NET ASSET       NET         UNREALIZED       TOTAL      DIVIDENDS
                                         VALUE,    INVESTMENT         GAINS         FROM       FROM NET
                                       BEGINNING     INCOME        (LOSSES) ON   INVESTMENT   INVESTMENT         TOTAL
                                       OF PERIOD   (LOSS) (2)      INVESTMENTS   OPERATIONS     INCOME       DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------
RIVERPARK LARGE GROWTH FUND
   INSTITUTIONAL CLASS SHARES
      2011(1)                          $   10.00           --(4)          1.34         1.34        (0.06)            (0.06)

   RETAIL CLASS SHARES
      2011(1)                          $   10.00        (0.01)            1.33         1.32        (0.05)            (0.05)

RIVERPARK/WEDGEWOOD FUND
   INSTITUTIONAL CLASS SHARES
      2011(1)                          $   10.00        (0.03)            1.47         1.44        (0.02)            (0.02)

   RETAIL CLASS SHARES
      2011(1)                          $   10.00        (0.04)            1.46         1.42        (0.01)            (0.01)

RIVERPARK SMALL CAP GROWTH FUND
   INSTITUTIONAL CLASS SHARES
      2011(1)                          $   10.00        (0.04)            2.25         2.21        (0.02)            (0.02)

   RETAIL CLASS SHARES
      2011(1)                          $   10.00        (0.06)            2.26         2.20        (0.02)            (0.02)

RIVERPARK SHORT TERM HIGH YIELD FUND
   INSTITUTIONAL CLASS SHARES
      2011(1)                          $   10.00         0.28            (0.06)        0.22        (0.24)            (0.24)

   RETAIL CLASS SHARES
      2011(1)                          $   10.00         0.26            (0.06)        0.20        (0.23)            (0.23)

RIVERPARK/GRAVITY LONG-BIASED FUND
   INSTITUTIONAL CLASS SHARES
      2011(1)                          $   10.00        (0.02)            0.45         0.43        (0.01)            (0.01)

   RETAIL CLASS SHARES
      2011(1)                          $   10.00        (0.04)            0.44         0.40           --(4)             --(4)

+ Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Total return would have been lower had certain fees not been waived and/or expenses assumed by Adviser during the period.

(1) Unless otherwise indicated, all ratios for the period have been annualized.

(2)   Per share data was calculated using average shares for the period.

(3) Dividend expense totaled 0.13% of average net assets for the six month period ended March 31, 2011.

(4)   Amount represents less than $0.01 per share.

(5)   Not annualized.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                       16

                                                          [RIVERPARK FUNDS LOGO]
--------------------------------------------------------------------------------

                                                                               RATIO OF
                                                                             NET EXPENSES
                                       NET ASSET                  NET         TO AVERAGE
                                         VALUE,               ASSETS END      NET ASSETS,
                                          END       TOTAL      OF PERIOD       EXCLUDING
                                       OF PERIOD   RETURN+      (000)      DIVIDEND EXPENSE
--------------------------------------------------------------------------------------------
RIVERPARK LARGE GROWTH FUND
   INSTITUTIONAL CLASS SHARES
      2011(1)                          $   11.28     13.41%   $    1,694               1.00%

   RETAIL CLASS SHARES
      2011(1)                          $   11.27     13.25%   $      185               1.25%

RIVERPARK/WEDGEWOOD FUND
   INSTITUTIONAL CLASS SHARES
      2011(1)                          $   11.42     14.38%   $    4,372               1.00%

   RETAIL CLASS SHARES
      2011(1)                          $   11.41     14.23%   $      132               1.25%

RIVERPARK SMALL CAP GROWTH FUND
   INSTITUTIONAL CLASS SHARES
      2011(1)                          $   12.19     22.14%   $    2,689               1.25%

   RETAIL CLASS SHARES
      2011(1)                          $   12.18     21.98%   $      382               1.50%

RIVERPARK SHORT TERM HIGH YIELD FUND
   INSTITUTIONAL CLASS SHARES
      2011(1)                          $    9.98      2.18%   $   14,328               1.00%

   RETAIL CLASS SHARES
      2011(1)                          $    9.97      1.98%   $    1,572               1.25%

RIVERPARK/GRAVITY LONG-BIASED FUND
   INSTITUTIONAL CLASS SHARES
      2011(1)                          $   10.42      4.27%   $    5,226               1.25%

   RETAIL CLASS SHARES
      2011(1)                          $   10.40      4.05%   $      454               1.50%

                                           RATIO OF           RATIO OF TOTAL
                                         NET EXPENSES            EXPENSES          RATIO OF NET
                                          TO AVERAGE            TO AVERAGE          INVESTMENT
                                          NET ASSETS,           NET ASSETS,        INCOME (LOSS)    PORTFOLIO
                                          INCLUDING              INCLUDING           TO AVERAGE      TURNOVER
                                       DIVIDEND EXPENSE      DIVIDEND EXPENSE        NET ASSETS      RATE(5)
--------------------------------------------------------------------------------------------------------------
RIVERPARK LARGE GROWTH FUND
   INSTITUTIONAL CLASS SHARES
      2011(1)                                      1.00%                10.23%              0.05%          47%

   RETAIL CLASS SHARES
      2011(1)                                      1.25%                11.11%             (0.17)%         47%

RIVERPARK/WEDGEWOOD FUND
   INSTITUTIONAL CLASS SHARES
      2011(1)                                      1.00%                 5.36%             (0.47)%         17%

   RETAIL CLASS SHARES
      2011(1)                                      1.25%                 5.66%             (0.68)%         17%

RIVERPARK SMALL CAP GROWTH FUND
   INSTITUTIONAL CLASS SHARES
      2011(1)                                      1.25%                 8.00%             (0.79)%         60%

   RETAIL CLASS SHARES
      2011(1)                                      1.50%                 8.55%             (1.00)%         60%

RIVERPARK SHORT TERM HIGH YIELD FUND
   INSTITUTIONAL CLASS SHARES
      2011(1)                                      1.00%                 2.70%              5.53%         295%

   RETAIL CLASS SHARES
      2011(1)                                      1.25%                 2.90%              5.29%         295%

RIVERPARK/GRAVITY LONG-BIASED FUND
   INSTITUTIONAL CLASS SHARES
      2011(1)                                      1.38%(3)              5.86%(3)          (0.36)%          4%

   RETAIL CLASS SHARES
      2011(1)                                      1.63%(3)              5.50%(3)          (0.72)%          4%

--------------------------------------------------------------------------------
                                       17

Notes to Financial Statements
March 31, 2011 (Unaudited)
--------------------------------------------------------------------------------

1. Organization

RiverPark Funds Trust (the "Trust"), was formed on June 22, 2010 as an open-end registered management investment company comprised of five funds: RiverPark Large Growth Fund ("RiverPark Growth"), RiverPark/ Wedgewood Fund ("RiverPark/Wedgewood"), RiverPark Small Cap Growth Fund ("RiverPark Small Cap"), RiverPark Short Term High Yield Fund ("RiverPark Short Term") and RiverPark/Gravity Long-Biased Fund ("RiverPark/Gravity Long-Biased") (each a "Fund" and collectively the "Funds"). The investment objective of the RiverPark Growth, the RiverPark/Wedgewood, the RiverPark Small Cap and the RiverPark/Gravity Long-Biased Fund is to seek long term capital appreciation. The investment objective of the RiverPark Short Term Fund is high current income and capital appreciation consistent with the preservation of capital. Each of the Funds are diversified with the exception of the RiverPark/Wedgewood Fund which is non-diversified. Each Fund is registered to offer Institutional Class Shares and Retail Class Shares. Each of the Funds, except RiverPark Short Term, has registered Class C Shares but they are not intended to be offered at this time.

2. Summary of Significant Accounting Policies

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

Use of Estimates -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

Valuation of Investments -- Equity securities listed on a national securities exchange or traded on the NASDAQ system are valued on their last sale price. Portfolio securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price on each business day. If there is no such reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Debt securities are valued according to the broadest and most representative market, which will ordinarily be over-the-counter. Debt securities may be valued based on prices provided by a pricing service which such prices are believed to reflect the fair value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined pursuant to procedures adopted by the Board of Trustees.

To the extent that a Fund invests in non-U.S. dollar denominated securities, the value of all assets and liabilities not denominated in United States dollars will be translated into United States dollars on valuation date. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York. In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business

--------------------------------------------------------------------------------

                                                                [RIVERPARK LOGO]
--------------------------------------------------------------------------------

days in New York. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and on which net asset value is not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in a Fund's calculation of net asset value unless the Trustees deem that the particular event would materially affect net asset value, in which case an adjustment will be made.

In accordance with the authoritative guidance on fair value measurement and disclosure under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

o Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

o Level 2 -- Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

o Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of the investment classification, refer to the Schedules of Investments and Schedule of Securities Sold Short.

For the six month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the six month period ended March 31, 2011, there were no significant changes to the Funds' fair value methodologies.

Securities Sold Short -- As consistent with the RiverPark/Gravity Long-Biased Fund's investment objectives, the Fund may sell a security short so long as, as a result of that sale, the current value of securities sold short by the Fund would not exceed 30% of the value of its net assets. A short sale is the sale by a fund of a security which it does not own in anticipation of purchasing the same security in the future. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced,


--------------------------------------------------------------------------------

Notes to Financial Statements
March 31, 2011 (Unaudited) (Continued)
--------------------------------------------------------------------------------

2. Summary of Signi[]cant Accounting Policies (continued)

the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends are shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a fee, which is shown as an expense for financial reporting purposes. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until the Fund closes its short position or replaces the borrowed security, the Fund will maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund's broker (not including the proceeds from the short sales). The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.

Investment Transactions -- Security transactions are accounted for on the trade date, the date the order to buy or sell is executed. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Discounts or premiums are accreted or amortized to interest income using the effective interest method. Interest income is recognized on the accrual basis from settlement date. Dividend income and expenses and other distributions are recorded on the ex-dividend date, except certain dividends and distributions from foreign securities which are recorded as soon as a Fund is informed after the ex-dividend date.

Organization and Offering Costs -- Organization costs of the Trust were borne by the Adviser, while offering costs consisting of the initial prospectus and registration of the Funds were borne by the Funds and are being amortized over the first 12 months of operations.

Expenses -- Expenses of the Trust that can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of Funds and/or relative net assets.

Dividends and Distributions to Shareholders -- Dividends from net investment income are declared and paid to shareholders annually for the RiverPark Growth, RiverPark/Wedgewood, RiverPark Small Cap and RiverPark/ Gravity Long-Biased Funds and declared and paid monthly for the RiverPark Short Term Fund. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Classes -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Income Taxes -- Each Fund intends to qualify as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.

--------------------------------------------------------------------------------

                                                                [RIVERPARK LOGO]
--------------------------------------------------------------------------------

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is "more-likely-than not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.

3. Agreements

Investment Advisory Agreement -- RiverPark Advisors, LLC ("RiverPark") serves as the Funds' investment adviser (the "Adviser"). For the services it provides to the Funds, the Adviser receives a fee, which is calculated daily and paid monthly at the following annual rate: 0.65% for the RiverPark Growth Fund, the RiverPark/ Wedgewood Fund and the RiverPark Short Term Fund and 0.90% for the RiverPark Small Cap Fund and the RiverPark/Gravity Long-Biased Fund.

The Adviser has agreed contractually to waive its fees and to absorb expenses of each Fund to the extent necessary to ensure that ordinary operating expenses of each class (excluding interest, brokerage commissions, dividends on short sales and interest expense on securities sold short, acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, 1.00% for the Institutional Class shares and 1.25% for the Retail Class shares of the Fund's average net assets for the RiverPark Growth Fund, the RiverPark/ Wedgewood Fund and the RiverPark Short Term Fund and 1.25% for the Institutional Class shares and 1.50% for the Retail Class shares of the Fund's average net assets for the RiverPark Small Cap Fund and the RiverPark/ Gravity Long-Biased Fund. The Funds have each agreed to repay the Adviser in the amount of any fees waived and Fund expenses absorbed, subject to certain limitations that: (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement; and (2) the reimbursement may not be made if it would cause the annual expense limitation to be exceeded. This arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination.

The Adviser can recapture any fees it has waived within a three-year period subject to the applicable annual rate of 1.00% for the Institutional Class shares and 1.25% for the Retail Class shares for RiverPark Growth, RiverPark/Wedgewood and RiverPark Short Term. The Adviser can recapture any fees it has waived within a three-year period subject to the applicable annual rate of 1.25% for the Institutional Class shares and 1.50% for the Retail Class shares for RiverPark Small Cap and RiverPark/Gravity Long-Biased. As of March 31, 2011, the Adviser may in the future recapture from RiverPark Growth, RiverPark/Wedgewood, RiverPark Small Cap, RiverPark Short Term, and RiverPark/Gravity Long-Biased fees waived and reimbursed totaling $76,647, $78,026, $76,942, $81,708 and $75,982, respectively, each of which expires March 31, 2014.

RiverPark provides day-to-day portfolio management services to RiverPark Growth and RiverPark Small Cap and oversees the day-to-day portfolio management services provided by Wedgewood Partners, Inc. ("Wedgewood"), as sub-adviser to RiverPark/Wedgewood; Cohanzick Management Inc. ("Cohanzick"), as sub-adviser to RiverPark Short Term; and Gravity Partners ("Gravity"), as sub-adviser to RiverPark/Gravity Long-Biased. With regard to RiverPark Growth and RiverPark Small Cap, the Adviser has discretion to purchase and sell securities in accordance with these Funds' objectives, policies, and restrictions. This investment discretion has been delegated by the Adviser to Wedgewood, Cohanzick and Gravity with regard to each respective Fund to which such parties serve as sub-adviser. The Adviser pays the sub-advisers a monthly fee based upon the net assets managed by such sub-adviser from the management fee paid to the Adviser pursuant to the Investment Advisory Agreement. The Funds are not responsible for the payment of the sub-advisory fees.

--------------------------------------------------------------------------------

Notes to Financial Statements
March 31, 2011 (Unaudited) (Continued)
--------------------------------------------------------------------------------

Administrator, Custodian and Transfer Agent -- SEI Investments Global Fund Services (the "Administrator") serves as the Funds' Administrator pursuant to an administration agreement under which the Administrator provides administrative and accounting services for an annual fee equal to 0.12% of the first $500 million, 0.10% of the next $500 million, and 0.08% of any amount above $1 billion of the Funds' average daily net assets, subject to a minimum annual fee.

Brown Brothers Harriman (the "Custodian") serves as the Funds' Custodian pursuant to a Custody Agreement. DST Systems, Inc. (the Transfer Agent") serves as the Funds' Transfer Agent pursuant to a Transfer Agency Agreement.

Distribution Agreement -- SEI Investments Distribution Co., a wholly-owned subsidiary of SEI Investments and an affiliate of the Administrator (the "Distributor") serve as the Funds' distributor pursuant to a distribution agreement.

The Trust has adopted a shareholder servicing plan under which a shareholder servicing fee up to 0.25% of average daily net assets attributable to Retail Class Shares and Institutional Class Shares of the Funds will be paid to banks and their affiliates and other institutions, including broker-dealers, as compensation for providing non-distribution related shareholder services.

Other -- Certain officers of the Trust are also officers of the Adviser and the Administrator. Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Funds as incurred. The services include regulatory oversight of the Trust's Adviser, sub-advisers and service providers as required by SEC regulations.

4. Investment Transactions

The cost of security purchases and proceeds from security sales, other than short-term investments, short sales, purchases to cover and short-term securities for the six month period ended March 31, 2011, were as follows:


                                                              Proceeds from
Fund                                 Purchases (000)            Sales (000)
--------------------------------------------------------------------------------
RiverPark Large Growth Fund            $  2,357                 $    756
RiverPark/Wedgewood Fund                  4,372                      606
RiverPark Small Cap Growth Fund           3,701                    1,323
RiverPark Short Term High Yield Fund     28,597                   17,967
RiverPark/Gravity Long-Biased Fund        2,550                       75


There were no purchases or sales of U.S. Goverment securities for the six month period ended March 31, 2011.

--------------------------------------------------------------------------------

                                                                [RIVERPARK LOGO]
--------------------------------------------------------------------------------

5. In-Kind Contributions

On October 1, 2010, RiverPark Short Term received an in-kind contribution which consisted of $2,726,162 of securities received at value. As a result of the in-kind contribution, RiverPark Short Term issued 272,616 Institutional Class shares.

On October 1, 2010, RiverPark/Gravity Long-Biased received an in-kind contribution which consisted of $568,313 of securities received at value. As a result of the in-kind contribution, RiverPark/Gravity Long-Biased issued 56,831 Institutional Class shares.

6. Federal Tax Information

The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds, excluding securities sold short, at March 31, 2011, were as follows (000):

                                              Federal          Aggregate Gross          Aggregate Gross               Net
                                                Tax               Unrealized               Unrealized            Unrealized
Fund                                           Cost              Appreciation             Depreciation           Appreciation
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Large Growth Fund                   $1,732                $193                     $(15)                  $178
RiverPark/Wedgewood Fund                       3,937                 464                      (12)                   452
RiverPark Small Cap Growth Fund                2,697                 445                      (46)                   399
RiverPark Short Term High Yield Fund          17,551                  49                      (47)                     2
RiverPark/Gravity Long-Biased Fund             5,387                 232                      (43)                   189

7. Other


On March 31, 2011, the Funds had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Funds. These represent omnibus shareholder accounts comprised of many individual shareholders.

Fund
--------------------------------------------------------------------------------
RiverPark Large Growth Fund                                              92%
RiverPark/Wedgewood Fund                                                 68%
RiverPark Small Cap Growth Fund                                          90%
RiverPark Short Term High Yield Fund                                     82%
RiverPark/Gravity Long-Biased Fund                                       99%


In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

--------------------------------------------------------------------------------

Notes to Financial Statements
March 31, 2011 (Unaudited) (Continued)
--------------------------------------------------------------------------------

8. Recent Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06, "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

9. Subsequent Events

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.


















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                                       24

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                                       25

Disclosure of Fund Expenses (Unaudited)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's costs in two ways.

o Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o Hypothetical 5% Return. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return--the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------

                                                                                         [RIVERPARK LOGO]
---------------------------------------------------------------------------------------------------------

                                                                 Beginning    Ending            Expenses
                                                                  Account    Account Annualized   Paid
                                                                    Value     Value   Expense    During
                                                                   10/1/10   3/31/11   Ratios    Period*
---------------------------------------------------------------- --------- --------- ---------- ---------
RiverPark Large Growth Fund -- Institutional Class Shares
   Actual Fund Return                                            $1,000.00 $1,134.10    1.00%      $ 5.32
   Hypothetical 5% Return                                         1,000.00  1,019.95    1.00         5.04
---------------------------------------------------------------- --------- --------- ---------- ---------
RiverPark Large Growth Fund -- Retail Class Shares
   Actual Fund Return                                             1,000.00  1,132.50    1.25         6.65
   Hypothetical 5% Return                                         1,000.00  1,018.70    1.25         6.29
---------------------------------------------------------------- --------- --------- ---------- ---------
RiverPark/Wedgewood Fund -- Institutional Class Shares
   Actual Fund Return                                             1,000.00  1,143.80    1.00         5.34
   Hypothetical 5% Return                                         1,000.00  1,019.95    1.00         5.04
---------------------------------------------------------------- --------- --------- ---------- ---------
RiverPark/Wedgewood Fund -- Retail Class Shares
   Actual Fund Return                                             1,000.00  1,142.30    1.25         6.68
   Hypothetical 5% Return                                         1,000.00  1,018.70    1.25         6.29
---------------------------------------------------------------- --------- --------- ---------- ---------
RiverPark Small Cap Growth Fund -- Institutional Class Shares
   Actual Fund Return                                             1,000.00  1,221.40    1.25         6.92
   Hypothetical 5% Return                                         1,000.00  1,018.70    1.25         6.29
---------------------------------------------------------------- --------- --------- ---------- ---------
RiverPark Small Cap Growth Fund -- Retail Class Shares
   Actual Fund Return                                             1,000.00  1,219.80    1.50         8.30
   Hypothetical 5% Return                                         1,000.00  1,017.45    1.50         7.54
---------------------------------------------------------------- --------- --------- ---------- ---------
RiverPark Short Term High Yield Fund -- Institutional Class Shares
   Actual Fund Return                                             1,000.00  1,021.80    1.00         5.04
   Hypothetical 5% Return                                         1,000.00  1,019.95    1.00         5.04
---------------------------------------------------------------- --------- --------- ---------- ---------
RiverPark Short Term High Yield Fund -- Retail Class Shares
   Actual Fund Return                                             1,000.00  1,019.80    1.25         6.29
   Hypothetical 5% Return                                         1,000.00  1,018.70    1.25         6.29
---------------------------------------------------------------- --------- --------- ---------- ---------
RiverPark/Gravity Long-Biased Fund -- Institutional Class Shares
   Actual Fund Return                                             1,000.00  1,042.70    1.38**       7.03
   Hypothetical 5% Return                                         1,000.00  1,018.05    1.38**       6.94
---------------------------------------------------------------- --------- --------- ---------- ---------
RiverPark/Gravity Long-Biased Fund -- Retail Class Shares
   Actual Fund Return                                             1,000.00  1,040.50    1.63**       8.29
   Hypothetical 5% Return                                         1,000.00  1,016.80    1.63**       8.20
---------------------------------------------------------------- --------- --------- ---------- ---------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** The annualized expense ratios include dividend expense during the six month period.

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                                       27

[RIVERPARK LOGO]
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APPROVAL OF THE INVESTMENT ADVISORY AND INVESTMENT SUB-ADVISORY AGREEMENTS

At an in-person meeting (the "Meeting") of the Board of Trustees (the "Board") held on September 20, 2010, the Board, including the Trustees who are not "interested persons" as that term is defined by the Investment Company Act of 1940, as amended (hereafter, the "Independent Trustees"), approved the investment advisory agreement (the "Advisory Agreement") between RiverPark Advisors, LLC (the "Adviser") and the Trust on behalf of each of the Funds. In addition, the Board and the Independent Trustees approved the following sub-advisory agreements: (i) the sub-advisory agreement (the "Wedgewood Sub-Advisory Agreement") by and among the Adviser, the Trust, on behalf of RiverPark/Wedgewood Fund, and Wedgewood Partners, Inc.; (ii) the sub-advisory agreement (the "Cohanzick Sub-Advisory Agreement") by and among the Adviser, the Trust, on behalf of the RiverPark Short Term High Yield Fund, and Cohanzick Management Inc.; and (iii) the sub-advisory agreement (the "Gravity Sub-Advisory Agreement" and collectively with the Wedgewood Sub-Advisory Agreement and the Cohanzick Sub-Advisory Agreement, the "Sub-Advisory Agreements") by and among the Adviser, the Trust, on behalf of RiverPark/Gravity Long-Biased Fund, and Gravity Partners LLC.

The Board received and discussed a memorandum from the Trust's legal counsel regarding the duties and responsibilities of the Board and the Independent Trustees under the Investment Company Act of 1940 in approving advisory agreements. In connection with its approval of the Advisory Agreement and each of the Sub-Advisory Agreements, the Board considered the following factors:

         o        The overall investment performance of each sub-adviser;

         o The nature, scope and quality of the services to be provided by each sub-adviser;

         o The costs of the services to be provided by each sub-adviser and the structure of the sub-adviser's fees;

         o The extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect any economies of scale for the benefit of shareholders; and

         o The profits to be realized by each sub-adviser and its affiliates from the relationship with the Funds.

 None of these factors was determinative in the Board's decision to approve the Advisory Agreement and Sub-Advisory Agreements, but each was a factor in the Independent Trustees' consideration.

In addition, the Board discussed and considered materials which had been distributed to them in advance at the Board meeting and prepared by the Adviser and the Sub-Advisers in response to the questionnaire provided by Trust counsel regarding certain matters relevant to the approval of the Advisory Agreement and the Sub-Advisory Agreements under Section 15 of the Investment Company Act. These materials included, among other things, information regarding: (a) the Adviser's and each Sub-Adviser's financial soundness and ability to honor any applicable expense reimbursement commitment; (b) information on economies of scale (if any) resulting from growth of the Funds' assets; (c) the Adviser and each of the Sub-Adviser's readiness and ability to timely provide high quality and adequate information as may be requested by the Trustees, or the Adviser in the case of each Sub-Adviser; (d) regulatory issues; (e) the Adviser's and each Sub-Adviser's compliance program and chief compliance officer; and (f) other material factors affecting the Adviser or each Sub-Adviser.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Independent Trustees deliberated with counsel regarding the Advisory Agreement and each Sub-Advisory Agreement and considered the following material factors during their deliberations: (1) the nature, extent and quality of services provided by the Adviser; (2) the investment performance of the Fund and the Adviser; (3) the cost of services to be provided and the profits to be realized by the Adviser and its affiliates; (4) the extent to which economies of scale will be realized as the Fund grows; and (5) whether the fee levels reflect these economies of scale for the benefit of investors.

The Board discussed the Adviser and each proposed Sub-Adviser separately.

In considering the approval of the Advisory Agreement, the Independent Trustees discussed their familiarity with principals of the Adviser, satisfaction with the Adviser's policies and procedures and the level of experience of the portfolio managers and their confidence in the Adviser's ability to perform based on this experience. They further discussed the depth of resources and skill that the Adviser has demonstrated in its management of unregistered funds and ETFs. In addition, the Independent Trustees noted the Adviser's demonstrated ability to comply with dynamic regulatory requirements and commitment to responsiveness and compliance going forward. They discussed the information that had been provided to them regarding the Adviser's fees, its profitability and expenses of the Funds and how this information compared to the data prepared by Lipper regarding other comparable funds. The Trustees concluded that they had received and evaluated such information (including the RiverPark Advisors, LLC Code of Ethics and the proposed form of Investment Advisory Agreement and Expense Limitation Agreement), as it deems necessary (in consultation with Counsel) in order to make an informed determination as to whether the proposed form of Investment Advisory Agreement by and between the Adviser and the Trust, on behalf of each Fund of the Trust, is in the best interests of the Trust, each Fund thereof, and each Fund's future shareholders. In making their determination, no single factor was controlling in their decision, but rather the Independent Trustees considered all of these factors in their totality.

Regarding each proposed sub-adviser, the Board considered the expertise in managing the applicable strategy and performance history of each sub-adviser demonstrated by the written materials provided and the oral comments. Based on such materials and comments, the Independent Trustees concluded that they were satisfied with each sub-adviser's qualifications. They discussed the information that had been provided to them regarding the proposed fees and the projected impact on each sub-adviser's profitability. They determined that the arrangements that had been made with each sub-adviser regarding the absorption of certain costs and expenses or the operation with reduced or waived fees on certain assets of the Fund demonstrated each sub-adviser's commitment to maintain a reasonable expense ratio especially during each Fund's initial period of growth. They expressed their satisfaction with each sub-adviser's financial stability and prudent fiscal management and noted the personal investments of key management in such sub-adviser's strategy. With regard to each Fund, the Independent Trustees noted they were satisfied with the data prepared by Lipper regarding other comparable funds and that the proposed expenses in light of such expenses were reasonable. The Independent Trustees noted the commitment to a culture of compliance that had been expressed by each sub-adviser and their satisfaction with the certifications provided by the Fund's Chief Compliance Officer regarding each sub-adviser's policies and procedures and Code of Ethics. They noted that each sub-adviser's Chief Compliance Officer had provided a certification regarding the adequacy of the respective sub-adviser's policies and procedures and Code of Ethics. They concluded that they had received and evaluated such information as they deem necessary (in consultation with Trust counsel) to make an informed determination

--------------------------------------------------------------------------------

[RIVERPARK LOGO]
--------------------------------------------------------------------------------

as to whether each of the Wedgewood Sub-Advisory Agreement, Cohanzick Sub-Advisory Agreement and the Gravity Sub-Advisory Agreement is in the best interests of the relevant Fund and its future shareholders. In making their determination, no single factor was controlling in their decision, but rather the Independent Trustees considered all of these factors in their totality.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Advisory Agreement and each Sub-Advisory Agreement are fair and reasonable; (b) concluded that the Adviser's and each Sub-Adviser's fees are reasonable in light of the services that the Adviser or Sub-Adviser provides to the Funds; and (c) agreed to approve the Advisory Agreement and each Sub-Advisory Agreement for an initial term of two years.

--------------------------------------------------------------------------------

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
















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

                               INVESTMENT ADVISER
                            RiverPark Advisors, LLC
                        156 West 56th Street, 17th Floor
                            New York, New York 10019

                                   CUSTODIAN
                         Brown Brothers Harriman & Co.
                                40 Water Street
                          Boston, Massachusetts 02109

                                 TRANSFER AGENT
                               DST Systems, Inc.
                        333 West 11th Street, 5th Floor
                          Kansas City, Missouri 64105


                                 ADMINISTRATOR
                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                        Cohen Fund Audit Services, Ltd.
                         800 Westpoint Parkway, Suite 1100
                              Westlake, Ohio 44145

                                  DISTRIBUTOR
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                                  FUND COUNSEL
                                 Blank Rome LLP
                              405 Lexington Avenue
                         New York, New York 10174-0208



                                                                 RPF-SA-001-0100

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.     SCHEDULE OF INVESTMENTS.

See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.    EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                               RiverPark Funds Trust


By (Signature and Title)*                                  /s/ Morty Schaja
                                                           ---------------------
                                                           Morty Schaja
                                                           President

Date: June 8, 2011





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                                  /s/ Morty Schaja
                                                           ---------------------
                                                           Morty Schaja
                                                           President


Date: June 8, 2011


By (Signature and Title)*                                  /s/ Michael Lawson
                                                           ---------------------
                                                           Michael Lawson
                                                           Chief Financial
                                                           Officer and Treasurer

Date: June 8, 2011

* Print the name and title of each signing officer under his or her signature.